Investment Objectives and Goals - Neuberger Long Short Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Neuberger Long Short Fund Class A Shares (NLSAX), Class C Shares (NLSCX), Institutional Class Shares (NLSIX)
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long term capital appreciation
Objective, Secondary [Text Block]	with a secondary objective of principal preservation.